FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Schedule of Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term		$ 10,000	$ 15,000
Fixed [Member]
Debt Instrument [Line Items]
Maturity range, minimum		Oct. 01, 2021
Maturity range, maximum		Oct. 03, 2022
Federal Home Loan Bank advances: long-term		$ 10,000	15,000
Fixed [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		3.04%
Fixed [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		3.09%
Fixed [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	[1]	3.07%
Adjustable Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum		Oct. 01, 2021
Maturity range, maximum		Oct. 01, 2021
Federal Home Loan Bank advances: long-term		$ 25,000	85,000
Adjustable Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	[1]	0.26%
Adjustable Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		0.26%
Adjustable Debt [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate		0.26%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term		$ 35,000	$ 100,000
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate		1.06%

[1]	As of June 30, 2021